TIMOTHY PLAN AGGRESSIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 96.0%
	AEROSPACE & DEFENSE - 1.0%
639	TransDigm Group, Inc.(a)	$ 342,932

	APPAREL & TEXTILE PRODUCTS - 7.3%
26,304	Capri Holdings Ltd.(a)	1,078,727
2,579	Deckers Outdoor Corporation(a)	658,548
29,749	Tapestry, Inc.	907,939
		2,645,214
	BIOTECH & PHARMA - 6.1%
1,455	Argenx S.E. - ADR(a)	551,270
10,975	Horizon Therapeutics plc(a)	875,366
2,137	Seagen, Inc.(a)	378,121
1,678	United Therapeutics Corporation(a)	395,404
		2,200,161
	CHEMICALS - 4.7%
7,988	Albemarle Corporation	1,669,333

	CONSTRUCTION MATERIALS - 1.6%
1,947	Martin Marietta Materials, Inc.	582,620

	ELECTRICAL EQUIPMENT - 4.0%
4,506	Generac Holdings, Inc.(a)	948,873
3,671	Trane Technologies PLC	476,753
		1,425,626
	ENGINEERING & CONSTRUCTION - 2.2%
6,411	Quanta Services, Inc.	803,555

	FOOD - 1.7%
10,181	Darling Ingredients, Inc.(a)	608,824

	HEALTH CARE FACILITIES & SERVICES - 1.9%
6,460	Catalent, Inc.(a)	693,093

TIMOTHY PLAN AGGRESSIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 96.0% (Continued)
	INDUSTRIAL SUPPORT SERVICES - 3.7%
5,503	United Rentals, Inc.(a)	$ 1,336,734

	LEISURE FACILITIES & SERVICES - 1.9%
40,303	Bloomin' Brands, Inc.	669,836

	MACHINERY - 6.1%
6,510	Lincoln Electric Holdings, Inc.	803,074
9,435	Oshkosh Corporation	774,991
2,663	Parker-Hannifin Corporation	655,231
		2,233,296
	MEDICAL EQUIPMENT & DEVICES - 9.9%
46,042	Avantor, Inc.(a)	1,431,907
4,244	DexCom, Inc.(a)	316,305
5,065	Insulet Corporation(a)	1,103,866
1,774	STERIS plc	365,710
1,375	Teleflex, Inc.	338,044
		3,555,832
	OIL & GAS PRODUCERS - 6.7%
7,072	Cheniere Energy, Inc.	940,788
7,452	Continental Resources, Inc.	486,988
4,290	Diamondback Energy, Inc.	519,734
13,055	EQT Corporation	449,092
		2,396,602
	RETAIL - CONSUMER STAPLES - 4.6%
10,634	Dollar Tree, Inc.(a)	1,657,309

	SEMICONDUCTORS - 11.6%
1,932	KLA Corporation	616,463
28,579	Marvell Technology, Inc.	1,244,044
4,239	Monolithic Power Systems, Inc.	1,627,945
3,217	Skyworks Solutions, Inc.	298,023
4,539	Teradyne, Inc.	406,467
		4,192,942

TIMOTHY PLAN AGGRESSIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 96.0% (Continued)
	SOFTWARE - 15.7%
7,315	Cadence Design Systems, Inc.(a)	$ 1,097,469
26,735	Fortinet, Inc.(a)	1,512,666
498	HubSpot, Inc.(a)	149,724
2,900	Palo Alto Networks, Inc.(a)	1,432,426
17,373	Rapid7, Inc.(a)	1,160,516
11,082	Varonis Systems, Inc.(a)	324,924
		5,677,725
	TECHNOLOGY HARDWARE - 3.4%
4,649	Arista Networks, Inc.(a)	435,797
10,886	Seagate Technology Holdings plc	777,696
		1,213,493
	TECHNOLOGY SERVICES - 1.9%
1,678	MSCI, Inc.	691,588

	TOTAL COMMON STOCKS (Cost $33,374,487)	34,596,715

	SHORT-TERM INVESTMENTS — 4.2%
	MONEY MARKET FUNDS - 4.2%
1,494,184	Fidelity Government Portfolio, Class I, 1.21% (Cost $1,494,184)(b)	1,494,184

	TOTAL INVESTMENTS - 100.2% (Cost $34,868,671)	$ 36,090,899
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(86,783)
	NET ASSETS - 100.0%	$ 36,004,116

ADR	- American Depositary Receipt
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
PLC	- Public Limited Company

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2022.

TIMOTHY PLAN INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 95.3%
	AEROSPACE & DEFENSE - 1.6%
78,000	Safran S.A. - ADR	$ 1,929,720

	ASSET MANAGEMENT - 0.1%
6,072	XP, Inc., Class A(a)	109,053

	AUTOMOTIVE - 3.0%
65,800	Magna International, Inc.	3,612,420

	BANKING - 10.5%
42,739	DBS Group Holdings Ltd. - ADR	3,652,901
99,000	DNB Bank ASA - ADR	1,791,900
35,200	HDFC Bank Ltd. - ADR	1,934,592
120,100	ICICI Bank Ltd. - ADR	2,130,574
287,000	Itau Unibanco Holding S.A. - ADR	1,228,360
73,600	KBC Group N.V. - ADR	2,068,160
		12,806,487
	CHEMICALS - 3.0%
75,920	Air Liquide S.A. - ADR	2,033,897
18,100	Arkema S.A. - ADR	1,612,348
		3,646,245
	CONSTRUCTION MATERIALS - 2.4%
48,100	CRH plc - ADR	1,674,842
27,500	Xinyi Glass Holdings Ltd. - ADR	1,318,350
		2,993,192
	ELECTRIC UTILITIES - 3.0%
342,000	Enel SpA - ADR	1,863,900
44,200	Iberdrola S.A. - ADR	1,828,554
		3,692,454
	ELECTRICAL EQUIPMENT - 2.2%
116,400	Schneider Electric S.E. - ADR	2,745,876

	ENGINEERING & CONSTRUCTION - 4.2%
79,000	Cellnex Telecom S.A. - ADR	1,529,440

TIMOTHY PLAN INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 95.3% (Continued)
	ENGINEERING & CONSTRUCTION - 4.2% (Continued)
163,000	Vinci S.A. - ADR	$ 3,638,160
		5,167,600
	FOOD - 3.0%
25,700	Kerry Group plc - ADR	2,473,625
52,000	Mowi ASA - ADR	1,183,572
		3,657,197
	HEALTH CARE FACILITIES & SERVICES - 2.4%
13,700	ICON PLC(a)	2,968,790

	HOUSEHOLD PRODUCTS - 1.0%
60,000	Beiersdorf A.G. - ADR	1,224,000

	INDUSTRIAL SUPPORT SERVICES - 1.4%
10,000	Ashtead Group plc - ADR	1,677,100

	INSTITUTIONAL FINANCIAL SERVICES - 2.4%
174,500	Deutsche Boerse A.G. - ADR	2,915,895

	INSURANCE - 7.5%
52,600	Ageas S.A./NV - ADR	2,314,926
64,500	AIA Group Ltd. - ADR	2,826,390
66,400	Muenchener Rueckversicherungs-Gesellschaft A.G. in - ADR	1,559,736
113,600	Sampo OYJ - ADR	2,470,232
		9,171,284
	INTERNET MEDIA & SERVICES - 1.2%
98,000	Prosus N.V. - ADR	1,282,820
43,600	Yandex N.V., Class A(a)(b)(c)	255,496
		1,538,316
	LEISURE PRODUCTS - 1.1%
77,000	Shimano, Inc. - ADR	1,300,530

	MACHINERY - 5.7%
234,000	Atlas Copco A.B. - ADR	1,949,220
79,000	FANUC Corporation - ADR	1,227,660

TIMOTHY PLAN INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 95.3% (Continued)
	MACHINERY - 5.7% (Continued)
71,850	Techtronic Industries Company Ltd. - ADR	$ 3,761,348
		6,938,228
	MEDICAL EQUIPMENT & DEVICES - 6.5%
43,600	Alcon, Inc.	3,047,204
31,500	Hoya Corporation - ADR	2,685,690
15,000	Olympus Corporation - ADR	301,800
59,900	Smith & Nephew plc - ADR	1,672,408
10,000	Sysmex Corporation - ADR	299,500
		8,006,602
	METALS & MINING - 1.5%
29,900	Rio Tinto plc - ADR	1,823,900

	OIL & GAS PRODUCERS - 6.2%
146,000	Equinor ASA - ADR	5,074,960
438,000	Galp Energia SGPS S.A. - ADR	2,531,640
		7,606,600
	RETAIL - CONSUMER STAPLES - 1.5%
97,000	Seven & i Holdings Company Ltd. - ADR	1,881,800

	RETAIL - DISCRETIONARY - 1.4%
5,600	ANTA Sports Products Ltd. - ADR	1,744,400

	SEMICONDUCTORS - 5.8%
5,850	ASML Holding N.V. - ADR	2,783,898
14,500	NXP Semiconductors N.V.	2,146,435
25,900	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	2,117,325
		7,047,658
	SOFTWARE - 3.3%
13,300	Nice Ltd. - ADR(a)	2,559,585
34,640	Open Text Corporation	1,310,778
6,000	Shopify, Inc., Class A(a)	187,440
		4,057,803

TIMOTHY PLAN INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 95.3% (Continued)
	SPECIALTY FINANCE - 2.5%
36,200	ORIX Corporation - ADR	$ 3,046,592

	TECHNOLOGY HARDWARE - 1.4%
32,638	FUJIFILM Holdings Corporation - ADR	1,748,418

	TECHNOLOGY SERVICES - 3.7%
51,000	Amadeus IT Group S.A. - ADR(a)	2,836,110
89,000	Infosys Ltd. - ADR	1,647,390
		4,483,500
	TELECOMMUNICATIONS - 2.3%
95,300	Nippon Telegraph & Telephone Corporation - ADR	2,741,781

	TRANSPORTATION & LOGISTICS - 3.5%
60,800	Canadian Pacific Railway Ltd.	4,246,272

	TOTAL COMMON STOCKS (Cost $109,659,565)	116,529,713

	SHORT-TERM INVESTMENTS — 4.7%
	MONEY MARKET FUNDS - 4.7%
5,768,550	Fidelity Government Portfolio, Class I, 1.21% (Cost $5,768,550)(d)	5,768,550

	TOTAL INVESTMENTS - 100.0% (Cost $115,428,115)	$ 122,298,263
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.0%	45,124
	NET ASSETS - 100.0%	$ 122,343,387

ADR	- American Depositary Receipt
LTD	- Limited Company
NV	- Naamioze Vennootschap
OYJ	- Julkinen osakeyhtiö
PLC	- Public Limited Company
S/A	- Société Anonyme

TIMOTHY PLAN INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

(a)	Non-income producing security.
(b)	Illiquid security. At June 30, 2022, the illiquid security amounted to $255,496.
(c)	The value of this security has been determined in good faith under policies approved by the Board of Trustees.
(d)	Rate disclosed is the seven day effective yield as of June 30, 2022.

SCHEDULE OF INVESTMENTS (Unaudited)
TIMOTHY PLAN INTERNATIONAL FUND
JUNE 30, 2022

Diversification of Assets
Country	% of Net Assets
Japan	12.4%
France	9.8%
Canada	7.6%
Norway	6.6%
Ireland	5.8%
Hong Kong	5.4%
Netherlands	5.3%
Spain	5.1%
India	4.7%
Germany	4.7%
United Kingdom	4.2%
Belgium	3.6%
Singapore	3.0%
Cayman Islands	2.6%
Switzerland	2.5%
Israel	2.1%
Portugal	2.1%
Finland	2.0%
Taiwan Province Of China	1.7%
Sweden	1.6%
Italy	1.5%
Brazil	1.0%
Total	95.3%
Money Market Funds	4.7%
Other Assets Less Liabilities - Net	0.0%
Grand Total	100.0%

TIMOTHY PLAN LARGE/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 77.0%
	AEROSPACE & DEFENSE - 1.2%
2,605	TransDigm Group, Inc.(a)	$ 1,398,025

	BANKING - 2.1%
5,571	Signature Bank	998,379
1,736	SVB Financial Group(a)	685,703
11,617	Western Alliance Bancorp	820,160
		2,504,242
	BIOTECH & PHARMA - 5.8%
38,462	Horizon Therapeutics plc(a)	3,067,730
7,086	Neurocrine Biosciences, Inc.(a)	690,743
3,490	Vertex Pharmaceuticals, Inc.(a)	983,447
12,696	Zoetis, Inc.	2,182,315
		6,924,235
	CABLE & SATELLITE - 1.5%
1,361	Cable One, Inc.	1,754,765

	CHEMICALS - 2.9%
18,038	FMC Corporation	1,930,247
5,387	Linde plc	1,548,924
		3,479,171
	CONSTRUCTION MATERIALS - 0.9%
13,688	Owens Corning	1,017,155

	DIVERSIFIED INDUSTRIALS - 2.2%
17,632	Emerson Electric Company	1,402,449
6,747	Honeywell International, Inc.	1,172,696
		2,575,145
	ELECTRIC UTILITIES - 1.5%
23,016	NextEra Energy, Inc.	1,782,819

	ELECTRICAL EQUIPMENT - 3.4%
28,823	Amphenol Corporation, Class A	1,855,626
22,046	Fortive Corporation	1,198,861

TIMOTHY PLAN LARGE/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 77.0% (Continued)
	ELECTRICAL EQUIPMENT - 3.4% (Continued)
8,802	Trane Technologies PLC	$ 1,143,116
		4,197,603
	HEALTH CARE FACILITIES & SERVICES - 1.5%
7,978	IQVIA Holdings, Inc.(a)	1,731,146

	INSTITUTIONAL FINANCIAL SERVICES - 1.2%
15,711	Intercontinental Exchange, Inc.	1,477,462

	INSURANCE - 3.7%
16,987	Arthur J Gallagher & Company	2,769,561
61,346	Equitable Holdings, Inc.	1,599,290
		4,368,851
	LEISURE FACILITIES & SERVICES - 1.4%
1,250	Chipotle Mexican Grill, Inc.(a)	1,634,075

	MACHINERY - 2.0%
5,959	Caterpillar, Inc.	1,065,231
15,489	Oshkosh Corporation	1,272,266
		2,337,497
	MEDICAL EQUIPMENT & DEVICES - 5.0%
5,393	Danaher Corporation	1,367,233
17,746	Edwards Lifesciences Corporation(a)	1,687,467
6,398	Insulet Corporation(a)	1,394,380
7,646	Intuitive Surgical, Inc.(a)	1,534,629
		5,983,709
	OIL & GAS PRODUCERS - 1.4%
18,524	ConocoPhillips	1,663,640

	RETAIL - CONSUMER STAPLES - 4.9%
6,692	Costco Wholesale Corporation	3,207,342
10,909	Dollar General Corporation	2,677,505
		5,884,847
	RETAIL - DISCRETIONARY - 5.5%
8,545	Burlington Stores, Inc.(a)	1,164,085

TIMOTHY PLAN LARGE/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 77.0% (Continued)
	RETAIL - DISCRETIONARY - 5.5% (Continued)
9,803	Lowe's Companies, Inc.	$ 1,712,290
5,242	Lululemon Athletica, Inc.(a)	1,429,022
3,627	O'Reilly Automotive, Inc.(a)	2,291,394
		6,596,791
	SEMICONDUCTORS - 11.5%
35,921	Advanced Micro Devices, Inc.(a)	2,746,878
7,890	Analog Devices, Inc.	1,152,650
5,558	Broadcom, Inc.	2,700,131
3,873	Lam Research Corporation	1,650,479
3,538	Monolithic Power Systems, Inc.	1,358,734
17,230	NVIDIA Corporation	2,611,896
11,107	NXP Semiconductors N.V.	1,644,169
		13,864,937
	SOFTWARE - 9.0%
3,011	HubSpot, Inc.(a)	905,257
5,399	Palo Alto Networks, Inc.(a)	2,666,782
27,805	Rapid7, Inc.(a)	1,857,374
4,642	ServiceNow, Inc.(a)	2,207,364
10,085	Synopsys, Inc.(a)	3,062,815
		10,699,592
	TECHNOLOGY HARDWARE - 3.2%
30,306	Seagate Technology Holdings plc	2,165,060
36,596	Western Digital Corporation(a)	1,640,599
		3,805,659
	TECHNOLOGY SERVICES - 2.9%
21,741	CDW Corporation/DE	3,425,512

	TRANSPORTATION & LOGISTICS - 1.4%
23,317	Canadian Pacific Railway Ltd.	1,628,459

	TRANSPORTATION EQUIPMENT - 0.9%
13,031	PACCAR, Inc.	1,072,973

TIMOTHY PLAN LARGE/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 77.0% (Continued)

	TOTAL COMMON STOCKS (Cost $75,302,791)	$ 91,808,310

	EXCHANGE-TRADED FUNDS — 19.7%
	EQUITY - 19.7%
647,000	Timothy Plan US Large/Mid Cap Core Enhanced ETF(b)	15,195,248
265,000	Timothy Plan US Large/Mid Cap Core ETF(b)	8,288,458
	TOTAL EXCHANGE-TRADED FUNDS (Cost $23,553,050)	23,483,706

	SHORT-TERM INVESTMENTS — 1.8%
	MONEY MARKET FUNDS - 1.8%
2,088,595	Fidelity Government Portfolio, Class I, 1.21% (Cost $2,088,595)(c)	2,088,595

	TOTAL INVESTMENTS - 98.5% (Cost $100,944,436)	$ 117,380,611
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.5%	1,846,121
	NET ASSETS - 100.0%	$ 119,226,732

ETF	- Exchange-Traded Fund
LTD	- Limited Company
NV	- Naamioze Vennootschap
PLC	- Public Limited Company

(a)	Non-income producing security.
(b)	Affiliated Company.
(c)	Rate disclosed is the seven day effective yield as of June 30, 2022.

TIMOTHY PLAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 87.5%
	AEROSPACE & DEFENSE - 1.9%
34,515	Moog, Inc., Class A	$ 2,740,146

	AUTOMOTIVE - 0.9%
36,330	Methode Electronics, Inc.	1,345,663

	BANKING - 14.2%
59,795	Atlantic Union Bankshares Corporation	2,028,246
18,205	City Holding Company	1,454,215
92,438	Columbia Banking System, Inc.	2,648,349
62,071	Provident Financial Services, Inc.	1,381,700
86,062	Renasant Corporation	2,479,446
64,396	Sandy Spring Bancorp, Inc.	2,515,952
81,214	Seacoast Banking Corp of Florida	2,683,310
22,000	Simmons First National Corporation, Class A	467,720
40,912	Triumph Bancorp, Inc.(a)	2,559,455
79,430	Veritex Holdings, Inc.	2,324,122
		20,542,515
	CHEMICALS - 4.4%
26,056	Avient Corporation	1,044,324
141,015	Ecovyst, Inc.	1,388,998
13,026	Innospec, Inc.	1,247,761
24,849	Stepan Company	2,518,446
		6,199,529
	ELECTRIC UTILITIES - 3.7%
61,928	Avista Corporation	2,694,488
45,625	NorthWestern Corporation	2,688,681
		5,383,169
	ENGINEERING & CONSTRUCTION - 1.8%
31,308	Comfort Systems USA, Inc.	2,603,260

	FOOD - 3.7%
125,554	Hostess Brands, Inc.(a)	2,663,000
18,619	J & J Snack Foods Corporation	2,600,330
		5,263,330

TIMOTHY PLAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 87.5% (Continued)
	FORESTRY, PAPER & WOOD PRODUCTS - 0.9%
19,451	UFP Industries, Inc.	$ 1,325,391

	HEALTH CARE FACILITIES & SERVICES - 1.8%
86,063	Patterson Companies, Inc.	2,607,709

	HOME CONSTRUCTION - 3.5%
51,296	Century Communities, Inc.	2,306,781
34,574	Masonite International Corporation(a)	2,656,321
		4,963,102
	HOUSEHOLD PRODUCTS - 2.0%
72,437	Central Garden & Pet Company, Class A(a)	2,898,204

	INDUSTRIAL INTERMEDIATE PROD - 0.9%
32,788	AZZ, Inc.	1,338,406

	INSTITUTIONAL FINANCIAL SERVICES - 3.2%
58,738	Moelis & Company, Class A	2,311,340
20,523	Piper Sandler Cos	2,326,488
		4,637,828
	INSURANCE - 1.9%
28,380	AMERISAFE, Inc.	1,476,044
32,868	Argo Group International Holdings Ltd.	1,211,514
		2,687,558
	LEISURE FACILITIES & SERVICES - 3.5%
56,998	Chuy's Holdings, Inc.(a)	1,135,400
23,024	Jack in the Box, Inc.	1,290,725
30,681	Papa John's International, Inc.	2,562,478
		4,988,603
	MACHINERY - 7.5%
11,227	Alamo Group, Inc.	1,307,160
16,728	Albany International Corporation, Class A	1,317,999
75,841	Altra Industrial Motion Corporation	2,673,395
35,673	Astec Industries, Inc.	1,454,745
40,613	Columbus McKinnon Corporation	1,152,191

TIMOTHY PLAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 87.5% (Continued)
	MACHINERY - 7.5% (Continued)
79,070	Federal Signal Corporation	$ 2,814,891
		10,720,381
	MEDICAL EQUIPMENT & DEVICES - 4.6%
54,478	Avanos Medical, Inc.(a)	1,489,429
25,980	CONMED Corporation	2,487,845
47,274	Merit Medical Systems, Inc.(a)	2,565,559
		6,542,833
	METALS & MINING - 1.7%
11,449	Encore Wire Corporation	1,189,780
56,733	Livent Corporation(a)	1,287,272
		2,477,052
	OFFICE REIT - 1.8%
95,243	Corporate Office Properties Trust	2,494,414

	OIL & GAS PRODUCERS - 4.8%
94,155	Brigham Minerals, Inc., Class A	2,319,038
86,538	Northern Oil and Gas, Inc.	2,185,950
35,802	Whiting Petroleum Corporation	2,435,610
		6,940,598
	REAL ESTATE INVESTMENT TRUSTS - 6.3%
57,012	Community Healthcare Trust, Inc.	2,064,405
141,935	Plymouth Industrial REIT, Inc.	2,489,540
30,068	PotlatchDeltic Corporation	1,328,705
163,351	Summit Hotel Properties, Inc.(a)	1,187,562
141,054	Urban Edge Properties	2,145,431
		9,215,643
	REAL ESTATE OWNERS & DEVELOPERS - 1.8%
167,213	Radius Global Infrastructure, Inc., Class A(a)	2,551,670

	RETAIL - DISCRETIONARY - 2.6%
32,878	Academy Sports & Outdoors, Inc.	1,168,484
61,059	Monro, Inc.	2,618,210
		3,786,694

TIMOTHY PLAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 87.5% (Continued)
	RETAIL REIT - 1.9%
99,839	Four Corners Property Trust, Inc.	$ 2,654,719

	SEMICONDUCTORS - 1.8%
120,353	Rambus, Inc.(a)	2,586,386

	TECHNOLOGY HARDWARE - 2.7%
80,957	ADTRAN, Inc.	1,419,176
184,828	Viavi Solutions, Inc.(a)	2,445,275
		3,864,451
	TECHNOLOGY SERVICES - 1.7%
189,127	Repay Holdings Corporation(a)	2,430,282

	TOTAL COMMON STOCKS (Cost $136,375,653)	125,789,536

	EXCHANGE-TRADED FUNDS — 11.7%
	EQUITY - 11.7%
580,000	Timothy Plan US Small Cap Core ETF(b) (Cost $14,834,080)	16,748,312

	SHORT-TERM INVESTMENTS — 1.0%
	MONEY MARKET FUNDS - 1.0%
1,420,674	Fidelity Government Portfolio, Class I, 1.21% (Cost $1,420,674)(c)	1,420,674

	TOTAL INVESTMENTS - 100.2% (Cost $152,630,407)	$ 143,958,522
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(279,748)
	NET ASSETS - 100.0%	$ 143,678,774

ETF	- Exchange-Traded Fund
LTD	- Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Affiliated Company.
(c)	Rate disclosed is the seven day effective yield as of June 30, 2022.

TIMOTHY PLAN LARGE/MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 72.4%
	AEROSPACE & DEFENSE - 1.9%
20,381	General Dynamics Corporation	$ 4,509,296

	BANKING - 3.2%
50,836	BOK Financial Corporation	3,842,185
55,898	Western Alliance Bancorp	3,946,399
		7,788,584
	CABLE & SATELLITE - 1.3%
2,382	Cable One, Inc.	3,071,160

	CHEMICALS - 3.6%
152,481	Huntsman Corporation	4,322,836
19,503	Sherwin-Williams Company (The)	4,366,917
		8,689,753
	DIVERSIFIED INDUSTRIALS - 3.9%
34,304	Eaton Corp plc	4,321,961
28,187	Honeywell International, Inc.	4,899,183
		9,221,144
	ELECTRIC UTILITIES - 4.2%
80,613	CMS Energy Corporation	5,441,377
45,990	WEC Energy Group, Inc.	4,628,434
		10,069,811
	FOOD - 4.3%
38,411	J M Smucker Company (The)	4,916,992
65,484	McCormick & Company, Inc.	5,451,543
		10,368,535
	INSTITUTIONAL FINANCIAL SERVICES - 1.7%
42,372	Intercontinental Exchange, Inc.	3,984,663

	INSURANCE - 2.1%
30,074	Arthur J Gallagher & Company	4,903,265

	MEDICAL EQUIPMENT & DEVICES - 6.8%
18,340	Danaher Corporation	4,649,557
29,493	PerkinElmer, Inc.	4,194,494

TIMOTHY PLAN LARGE/MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 72.4% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 6.8% (Continued)
21,538	STERIS plc	$ 4,440,059
26,921	Zimmer Biomet Holdings, Inc.	2,828,320
		16,112,430
	OIL & GAS PRODUCERS - 5.2%
44,945	ConocoPhillips	4,036,510
38,044	EOG Resources, Inc.	4,201,579
38,145	Valero Energy Corporation	4,054,051
		12,292,140
	REAL ESTATE INVESTMENT TRUSTS - 4.2%
32,109	Crown Castle International Corporation	5,406,513
38,323	Prologis, Inc.	4,508,701
		9,915,214
	RETAIL - CONSUMER STAPLES - 4.0%
10,630	Costco Wholesale Corporation	5,094,747
18,062	Dollar General Corporation	4,433,137
		9,527,884
	RETAIL - DISCRETIONARY - 4.2%
8,006	O'Reilly Automotive, Inc.(a)	5,057,871
25,417	Tractor Supply Company	4,927,085
		9,984,956
	SEMICONDUCTORS - 11.7%
6,528	ASML Holding N.V.	3,106,545
8,481	Broadcom, Inc.	4,120,155
93,501	Lattice Semiconductor Corporation(a)	4,534,799
73,054	Microchip Technology, Inc.	4,242,976
10,949	Monolithic Power Systems, Inc.	4,204,854
26,328	NVIDIA Corporation	3,991,062
44,872	Teradyne, Inc.	4,018,288
		28,218,679
	SOFTWARE - 5.8%
35,281	Cadence Design Systems, Inc.(a)	5,293,208
16,143	Synopsys, Inc.(a)	4,902,629
11,035	Tyler Technologies, Inc.(a)	3,668,917
		13,864,754

TIMOTHY PLAN LARGE/MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 72.4% (Continued)
	TECHNOLOGY SERVICES - 2.3%
19,382	CACI International, Inc., Class A(a)	$ 5,461,460

	TRANSPORTATION & LOGISTICS - 2.0%
22,487	Union Pacific Corporation	4,796,027

	TOTAL COMMON STOCKS (Cost $144,104,626)	172,779,755

	EXCHANGE-TRADED FUNDS — 23.9%
	EQUITY - 23.9%
573,000	Timothy Plan High Dividend Stock Enhanced ETF(b)	14,065,431
442,500	Timothy Plan High Dividend Stock ETF(b)	13,102,691
687,000	Timothy Plan US Large/Mid Cap Core Enhanced ETF(b)	16,134,675
435,000	Timothy Plan US Large/Mid Cap Core ETF(b)	13,605,582
	TOTAL EXCHANGE-TRADED FUNDS (Cost $54,728,199)	56,908,379

	SHORT-TERM INVESTMENTS — 3.8%
	MONEY MARKET FUNDS - 3.8%
9,028,705	Fidelity Government Portfolio, Class I, 1.21% (Cost $9,028,705)(c)	9,028,705

	TOTAL INVESTMENTS - 100.1% (Cost $207,861,530)	$ 238,716,839
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(202,959)
	NET ASSETS - 100.0%	$ 238,513,880

ETF	- Exchange-Traded Fund
NV	- Naamioze Vennootschap
PLC	- Public Limited Company

(a)	Non-income producing security.
(b)	Affiliated Company.
(c)	Rate disclosed is the seven day effective yield as of June 30, 2022.

TIMOTHY PLAN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 22.6%
	CHEMICALS — 2.4%
1,212,000	LYB International Finance BV	4.0000	07/15/23	$ 1,211,697
1,570,000	Nutrien Ltd.	4.0000	12/15/26	1,559,294
				2,770,991
	ELECTRIC UTILITIES — 3.8%
2,205,000	American Electric Power Company, Inc.	3.2000	11/13/27	2,087,516
842,844	John Sevier Combined Cycle Generation, LLC	4.6260	01/15/42	859,894
855,000	National Rural Utilities Cooperative Finance Corporation	2.9500	02/07/24	847,230
442,000	WEC Energy Group, Inc.	3.5500	06/15/25	435,143
				4,229,783
	GAS & WATER UTILITIES — 1.8%
2,185,000	NiSource, Inc.	3.4900	05/15/27	2,096,181

	INSTITUTIONAL FINANCIAL SERVICES — 0.8%
1,000,000	Cboe Global Markets, Inc.	3.6500	01/12/27	974,744

	MACHINERY — 0.7%
750,000	Eaton Corporation	2.7500	11/02/22	749,821

	OIL & GAS PRODUCERS — 6.2%
1,580,000	Columbia Pipeline Group, Inc.	4.5000	06/01/25	1,595,821
3,150,000	Energy Transfer Operating, L.P.	5.2500	04/15/29	3,129,984
2,240,000	Phillips 66 Company(a)	3.6050	02/15/25	2,217,773
				6,943,578
	REAL ESTATE INVESTMENT TRUSTS — 3.0%
1,520,000	Digital Realty Trust, L.P.	3.7000	08/15/27	1,451,508
2,200,000	Healthpeak Properties, Inc.	3.5000	07/15/29	2,034,452
				3,485,960
	RETAIL - CONSUMER STAPLES — 1.3%
1,575,000	Dollar General Corporation	4.1250	05/01/28	1,541,237

	TRANSPORTATION & LOGISTICS — 2.6%
1,000,000	Canadian Pacific Railway Company	2.9000	02/01/25	972,806

TIMOTHY PLAN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 22.6% (Continued)
	TRANSPORTATION & LOGISTICS — 2.6% (Continued)
2,190,000	CSX Corporation	3.2500	06/01/27	$ 2,106,450
				3,079,256
	TOTAL CORPORATE BONDS (Cost $27,429,313)			25,871,551

	NON U.S. GOVERNMENT & AGENCIES — 1.9%
	LOCAL AUTHORITY — 1.9%
2,235,000	Province of Ontario Canada (Cost $2,317,165)	2.5000	04/27/26	2,173,545

	U.S. GOVERNMENT & AGENCIES — 27.6%
	AGENCY FIXED RATE — 27.6%
1,461,090	Fannie Mae Pool FM5537	2.0000	01/01/36	1,368,163
1,118,980	Fannie Mae Pool MA4316	2.5000	04/01/36	1,074,514
1,224,980	Fannie Mae Pool MA4329	2.0000	05/01/36	1,147,113
1,580,684	Fannie Mae Pool MA4333	2.0000	05/01/41	1,417,020
765,763	Fannie Mae Pool MA4366	2.5000	06/01/41	706,452
460,508	Fannie Mae Pool MA4475	2.5000	10/01/41	424,822
1,298,160	Fannie Mae Pool MA4617	3.0000	04/01/42	1,232,368
1,130,712	Fannie Mae Pool FM4053	2.5000	08/01/50	1,025,844
1,427,613	Fannie Mae Pool CA8897	3.0000	02/01/51	1,343,459
954,107	Fannie Mae Pool MA4258	3.5000	02/01/51	925,288
487,770	Fannie Mae Pool FM6550	2.0000	03/01/51	426,944
914,028	Fannie Mae Pool CB0855	3.0000	06/01/51	854,138
571,173	Fannie Mae Pool FS1807	3.5000	07/01/51	555,634
558,962	Fannie Mae Pool FS1704	4.0000	05/01/52	557,704
66,577	Ginnie Mae I Pool 723248	5.0000	10/15/39	70,457
275,633	Ginnie Mae I Pool 783060	4.0000	08/15/40	278,170
156,799	Ginnie Mae I Pool 783403	3.5000	09/15/41	156,601
121,085	Ginnie Mae II Pool 4520	5.0000	08/20/39	128,893
160,047	Ginnie Mae II Pool 4947	5.0000	02/20/41	168,605
287,385	Ginnie Mae II Pool MA3376	3.5000	01/20/46	284,421

TIMOTHY PLAN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 27.6% (Continued)
	AGENCY FIXED RATE — 27.6% (Continued)
183,908	Ginnie Mae II Pool MA3596	3.0000	04/20/46	$ 176,753
495,341	Ginnie Mae II Pool MA3663	3.5000	05/20/46	489,226
177,647	Ginnie Mae II Pool MA3736	3.5000	06/20/46	175,311
303,091	Ginnie Mae II Pool MA4004	3.5000	10/20/46	299,903
204,525	Ginnie Mae II Pool MA4509	3.0000	06/20/47	196,423
247,498	Ginnie Mae II Pool MA4652	3.5000	08/20/47	244,006
305,820	Ginnie Mae II Pool MA4719	3.5000	09/20/47	302,734
313,960	Ginnie Mae II Pool MA4778	3.5000	10/20/47	309,352
247,950	Ginnie Mae II Pool MA4901	4.0000	12/20/47	250,246
215,572	Ginnie Mae II Pool MA4963	4.0000	01/20/48	217,036
209,138	Ginnie Mae II Pool MA6092	4.5000	08/20/49	213,150
232,822	Ginnie Mae II Pool MA6156	4.5000	09/20/49	237,339
711,576	Ginnie Mae II Pool BN2662	3.0000	10/20/49	673,743
207,706	Ginnie Mae II Pool MA6221	4.5000	10/20/49	211,691
208,329	Ginnie Mae II Pool MA6477	4.5000	02/20/50	213,484
351,621	Ginnie Mae II Pool MA6478	5.0000	02/20/50	364,867
338,832	Ginnie Mae II Pool MA6544	4.5000	03/20/50	345,550
244,306	Ginnie Mae II Pool MA6545	5.0000	03/20/50	253,291
334,788	Ginnie Mae II Pool MA6600	3.5000	04/20/50	328,024
283,349	Ginnie Mae II Pool MA6601	4.0000	04/20/50	284,980
262,501	Ginnie Mae II Pool MA6603	5.0000	04/20/50	271,673
1,132,790	Ginnie Mae II Pool MA7255	2.5000	03/20/51	1,043,088
826,402	Ginnie Mae II Pool MA7418	2.5000	06/20/51	760,999
1,409,289	Ginnie Mae II Pool MA7419	3.0000	06/20/51	1,334,880
1,243,226	Ginnie Mae II Pool MA7472	2.5000	07/20/51	1,144,766
1,424,941	Ginnie Mae II Pool CE1974	3.0000	08/20/51	1,363,099
1,188,807	Ginnie Mae II Pool CE1990	2.5000	09/20/51	1,092,626
1,444,510	Ginnie Mae II Pool MA7705	2.5000	11/20/51	1,329,974
1,168,857	Ginnie Mae II Pool MA7768	3.0000	12/20/51	1,105,125
1,170,447	Ginnie Mae II Pool MA7829	3.5000	01/20/52	1,141,230
1,152,838	Ginnie Mae II Pool MA7939	4.0000	03/20/52	1,151,500
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $34,541,826)			31,672,679

TIMOTHY PLAN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 47.4%
	MONEY MARKET FUNDS - 1.6%
1,869,232	Fidelity Government Portfolio, Class I, 1.21% (Cost $1,869,232)(b)			$ 1,869,232

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. TREASURY BILLS — 33.6%
8,700,000	United States Treasury Note	0.6250	07/31/26	7,901,707
10,930,000	United States Treasury Note	1.2500	09/30/28	9,809,248
12,835,000	United States Treasury Note	1.2500	08/15/31	11,081,720
9,240,000	United States Treasury Note	1.7500	08/15/41	7,074,014
3,420,000	United States Treasury Note	2.0000	08/15/51	2,667,867
				38,534,556
	U.S. TREASURY NOTES — 12.2%
6,465,000	United States Treasury Note	2.2500	11/15/24	6,361,206
7,885,000	United States Treasury Note	2.0000	08/15/25	7,649,990
				14,011,196

	TOTAL SHORT-TERM INVESTMENTS (Cost $60,076,461)			54,414,984

	TOTAL INVESTMENTS - 99.5% (Cost $124,364,765)			$ 114,132,759
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.5%			589,558
	NET ASSETS - 100.0%			$ 114,722,317

LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
REIT	- Real Estate Investment Trust

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2022 the total market value of 144A securities is 2,217,773 or 1.9% of net assets.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2022.

TIMOTHY PLAN HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022

Shares				Fair Value
	PREFERRED STOCKS — 0.4%
	BANKING — 0.4%
20,000	PacWest Bancorp(a)(b), 7.75%			$ 511,400

	INDUSTRIAL SUPPORT SERVICES — 0.0%(c)
219	WESCO International, Inc. - Series A(b), 10.625%			6,005

	TOTAL PREFERRED STOCKS (Cost $505,795)			517,405

Principal Amount ($)		Coupon Rate (%)	Maturity
	CORPORATE BONDS — 97.2%
	ASSET MANAGEMENT — 1.6%
250,000	Icahn Enterprises, L.P. / Icahn Enterprises	4.7500	09/15/24	233,972
1,000,000	Icahn Enterprises, L.P. / Icahn Enterprises	6.2500	05/15/26	932,030
1,000,000	Icahn Enterprises, L.P. / Icahn Enterprises B	4.3750	02/01/29	805,851
				1,971,853
	AUTOMOTIVE — 3.5%
2,000,000	Adient Global Holdings Ltd.(c)	4.8750	08/15/26	1,758,230
522,000	Clarios Global, L.P. / Clarios US Finance Company(c)	6.2500	05/15/26	503,250
1,000,000	Clarios Global, L.P. / Clarios US Finance Company(c)	8.5000	05/15/27	968,550
1,500,000	Goodyear Tire & Rubber Company (The)	5.6250	04/30/33	1,203,660
				4,433,690
	BIOTECH & PHARMA — 3.4%
750,000	Bausch Health Companies, Inc.(c)	6.1250	02/01/27	638,846
250,000	Bausch Health Companies, Inc.(c)	5.0000	01/30/28	133,828
750,000	Bausch Health Companies, Inc.(c)	4.8750	06/01/28	585,173
125,000	Bausch Health Companies, Inc.(c)	5.0000	02/15/29	65,015
1,500,000	Bausch Health Companies, Inc.(c)	5.2500	01/30/30	778,771
50,000	Bausch Health Companies, Inc.(c)	5.2500	02/15/31	25,791
2,500,000	Emergent BioSolutions, Inc.(c)	3.8750	08/15/28	1,775,642
250,000	Jazz Securities DAC(c)	4.3750	01/15/29	222,269
				4,225,335
	CHEMICALS — 7.0%
1,000,000	Axalta Coating Systems LLC(c)	3.3750	02/15/29	817,620

TIMOTHY PLAN HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 97.2% (Continued)
	CHEMICALS — 7.0% (Continued)
3,000,000	Chemours Company (The)(c)	4.6250	11/15/29	$ 2,364,720
1,500,000	Diamond BC BV(c)	4.6250	10/01/29	1,201,628
1,500,000	Koppers, Inc.(c)	6.0000	02/15/25	1,395,315
1,000,000	Olin Corporation	5.6250	08/01/29	892,770
2,000,000	Polar US Borrower, LLC / Schenectady International(c)	6.7500	05/15/26	1,400,140
1,000,000	WR Grace Holdings, LLC(c)	5.6250	08/15/29	738,750
				8,810,943
	COMMERCIAL SUPPORT SERVICES — 7.7%
2,125,000	Allied Universal Holdco, LLC / Allied Universal(c)	4.6250	06/01/28	1,763,783
125,000	Atlas LuxCompany 4 S.A.RL / Allied Universal(c)	4.6250	06/01/28	102,069
2,000,000	Covanta Holding Corporation	5.0000	09/01/30	1,636,950
1,125,000	Covert Mergeco, Inc.(c)	4.8750	12/01/29	917,730
2,550,000	GFL Environmental Inc(c)	4.0000	08/01/28	2,107,753
50,000	GFL Environmental, Inc.(c)	4.7500	06/15/29	41,453
250,000	GFL Environmental, Inc.(c)	4.3750	08/15/29	201,599
755,000	Harsco Corporation(c)	5.7500	07/31/27	605,095
500,000	Sotheby's/Bidfair Holdings, Inc.(c)	5.8750	06/01/29	429,970
2,200,000	Waste Pro USA, Inc.(c)	5.5000	02/15/26	1,957,241
				9,763,643
	CONSTRUCTION MATERIALS — 0.2%
250,000	Cemex S.A.B. de C.V.(c)	3.8750	07/11/31	191,791

	CONSUMER SERVICES — 2.1%
2,000,000	PROG Holdings, Inc.(c)	6.0000	11/15/29	1,514,930
1,500,000	Rent-A-Center, Inc.(c)	6.3750	02/15/29	1,171,935
				2,686,865
	CONTAINERS & PACKAGING — 6.4%
625,000	Ardagh Metal Packaging Finance USA, LLC / Ardagh(c)	6.0000	06/15/27	618,297
500,000	Ardagh Metal Packaging Finance USA, LLC / Ardagh(c)	4.0000	09/01/29	400,985
1,750,000	Canpack S.A. / Canpack US, LLC(c)	3.8750	11/15/29	1,367,887
1,000,000	Graham Packaging Company, Inc.(c)	7.1250	08/15/28	803,875
750,000	Graphic Packaging International, LLC(c)	3.7500	02/01/30	636,568
1,250,000	LABL, Inc.(c)	5.8750	11/01/28	1,011,620
750,000	LABL, Inc.(c)	8.2500	11/01/29	567,656

TIMOTHY PLAN HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 97.2% (Continued)
	CONTAINERS & PACKAGING — 6.4% (Continued)
1,750,000	Pactiv Evergreen Group Issuer, LLC(c)		4.3750	10/15/28	$ 1,490,046
1,250,000	TriMas Corporation(c)		4.1250	04/15/29	1,069,481
					7,966,415
	ELECTRIC UTILITIES — 0.8%
1,000,000	Vistra Corporation(c),(d)	H15T5Y + 5.740%	7.0000	06/15/70	909,495
250,000	Vistra Operations Company, LLC(c)		4.3750	05/01/29	209,891
					1,119,386
	ELECTRICAL EQUIPMENT — 0.7%
500,000	BWX Technologies, Inc.(c)		4.1250	06/30/28	445,935
500,000	BWX Technologies, Inc.(c)		4.1250	04/15/29	439,598
					885,533
	ENGINEERING & CONSTRUCTION — 1.5%
2,194,000	Dycom Industries, Inc.(c)		4.5000	04/15/29	1,923,151

	FOOD — 1.6%
2,000,000	Darling Ingredients, Inc.(c)		6.0000	06/15/30	1,997,850

	FORESTRY, PAPER & WOOD PRODUCTS — 1.2%
1,750,000	Mercer International, Inc.		5.1250	02/01/29	1,508,789

	GAS & WATER UTILITIES — 0.8%
1,000,000	Suburban Propane Partners, L.P./Suburban Energy		5.8750	03/01/27	944,480

	HEALTH CARE FACILITIES & SERVICES — 2.6%
1,391,000	Ardent Health Services, Inc.(c)		5.7500	07/15/29	1,025,597
500,000	Catalent Pharma Solutions, Inc.(c)		3.1250	02/15/29	410,671
750,000	Legacy LifePoint Health, LLC(c)		4.3750	02/15/27	643,586
250,000	LifePoint Health, Inc.(c)		5.3750	01/15/29	185,804
500,000	MEDNAX, Inc.(c)		5.3750	02/15/30	429,190
100,000	Option Care Health, Inc.(c)		4.3750	10/31/29	85,900
125,000	Owens & Minor, Inc.(c)		6.6250	04/01/30	114,059
500,000	Tenet Healthcare Corporation(c)		4.3750	01/15/30	424,008
					3,318,815

TIMOTHY PLAN HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 97.2% (Continued)
	HOME & OFFICE PRODUCTS — 0.6%
500,000	Scotts Miracle-Gro Company (The)	4.0000	04/01/31	$ 374,723
500,000	Scotts Miracle-Gro Company (The)	4.3750	02/01/32	381,042
				755,765
	HOME CONSTRUCTION — 4.8%
500,000	Ashton Woods USA, LLC / Ashton Woods Finance(c)	6.6250	01/15/28	425,638
500,000	Ashton Woods USA, LLC / Ashton Woods Finance(c)	4.6250	08/01/29	375,688
2,542,000	Interface, Inc.(c)	5.5000	12/01/28	2,156,864
1,500,000	PGT Innovations, Inc.(c)	4.3750	10/01/29	1,184,783
1,500,000	STL Holding Company, LLC(c)	7.5000	02/15/26	1,308,749
500,000	Weekley Homes, LLC / Weekley Finance Corporation(c)	4.8750	09/15/28	395,620
				5,847,342
	HOUSEHOLD PRODUCTS — 0.0%(b)
50,000	Energizer Holdings, Inc.(c)	6.5000	12/31/27	43,880

	INDUSTRIAL INTERMEDIATE PROD — 0.1%
125,000	Roller Bearing Company of America, Inc.(c)	4.3750	10/15/29	106,521

	INDUSTRIAL SUPPORT SERVICES — 0.2%
250,000	BCPE Empire Holdings, Inc.(c)	7.6250	05/01/27	203,870

	INSTITUTIONAL FINANCIAL SERVICES — 1.2%
1,750,000	LPL Holdings, Inc.(c)	4.0000	03/15/29	1,499,775

	LEISURE FACILITIES & SERVICES — 0.3%
500,000	Papa John's International, Inc.(c)	3.8750	09/15/29	413,175

	LEISURE PRODUCTS — 0.6%
1,000,000	Vista Outdoor, Inc.(c)	4.5000	03/15/29	766,602

	MACHINERY — 0.5%
250,000	Madison IAQ, LLC(c)	4.1250	06/30/28	206,858
375,000	OT Merger Corporation(c)	7.8750	10/15/29	216,011
250,000	Redwood Star Merger Sub, Inc.(c)	8.7500	04/01/30	209,701
				632,570

TIMOTHY PLAN HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 97.2% (Continued)
	MEDICAL EQUIPMENT & DEVICES — 0.7%
500,000	Mozart Debt Merger Sub, Inc.(c)		3.8750	04/01/29	$ 428,055
500,000	Mozart Debt Merger Sub, Inc.(c)		5.2500	10/01/29	415,160
					843,215
	METALS & MINING — 1.5%
1,000,000	Compass Minerals International, Inc.(c)		6.7500	12/01/27	906,035
1,250,000	Kaiser Aluminum Corporation(c)		4.5000	06/01/31	951,536
					1,857,571
	OIL & GAS PRODUCERS — 9.3%
1,500,000	Colgate Energy Partners III, LLC(c)		5.8750	07/01/29	1,316,423
2,072,000	CQP Holdco, L.P. / BIP-V Chinook Holdco, LLC(c)		5.5000	06/15/31	1,764,058
250,000	Crestwood Midstream Partners, L.P.		5.7500	04/01/25	234,179
1,500,000	Crestwood Midstream Partners, L.P.(c)		5.6250	05/01/27	1,337,497
500,000	DCP Midstream Operating, L.P.(c),(d)	ICE LIBOR USD 3 Month + 3.850%	5.8500	05/21/43	421,009
250,000	DT Midstream, Inc.(c)		4.1250	06/15/29	211,974
750,000	DT Midstream, Inc.(c)		4.3750	06/15/31	628,515
100,000	Earthstone Energy Holdings, LLC(c)		8.0000	04/15/27	94,766
500,000	Genesis Energy, L.P. / Genesis Energy Finance		7.7500	02/01/28	433,050
1,000,000	Global Partners, L.P. / GLP Finance Corporation		7.0000	08/01/27	901,240
1,000,000	ITT Holdings, LLC(c)		6.5000	08/01/29	802,795
2,000,000	Kinetik Holdings, L.P.(c)		5.8750	06/15/30	1,908,759
1,000,000	NuStar Logistics, L.P. B		5.6250	04/28/27	892,188
275,000	PBF Holding Company, LLC / PBF Finance Corporation		7.2500	06/15/25	257,535
500,000	PBF Holding Company, LLC / PBF Finance Corporation		6.0000	02/15/28	419,168
					11,623,156
	PUBLISHING & BROADCASTING — 1.4%
500,000	Gray Escrow II, Inc.(c)		5.3750	11/15/31	401,713
1,750,000	Gray Television, Inc.(c)		4.7500	10/15/30	1,380,496
					1,782,209
	REAL ESTATE INVESTMENT TRUSTS — 3.9%
500,000	Diversified Healthcare Trust		9.7500	06/15/25	493,950
1,500,000	GEO Group, Inc. (The)		5.1250	04/01/23	1,418,092
1,500,000	iStar, Inc.		5.5000	02/15/26	1,413,982
1,250,000	Service Properties Trust		7.5000	09/15/25	1,146,875

TIMOTHY PLAN HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 97.2% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 3.9% (Continued)
500,000	Service Properties Trust		5.5000	12/15/27	$ 405,625
					4,878,524
	REAL ESTATE OWNERS & DEVELOPERS — 2.2%
3,749,000	Howard Hughes Corporation (The)(c)		4.3750	02/01/31	2,784,347

	RETAIL - CONSUMER STAPLES — 0.1%
100,000	Ingles Markets, Inc.(c)		4.0000	06/15/31	86,656

	RETAIL - DISCRETIONARY — 4.1%
1,550,000	Beacon Roofing Supply, Inc.(c)		4.1250	05/15/29	1,262,836
1,250,000	Ken Garff Automotive, LLC(c)		4.8750	09/15/28	1,020,794
1,250,000	Lithia Motors, Inc.(c)		3.8750	06/01/29	1,064,456
500,000	Lithia Motors, Inc.(c)		4.3750	01/15/31	427,100
1,800,000	Sonic Automotive, Inc.(c)		4.8750	11/15/31	1,356,617
					5,131,803
	SOFTWARE — 0.7%
1,000,000	Crowdstrike Holdings, Inc.		3.0000	02/15/29	866,355

	SPECIALTY FINANCE — 14.6%
500,000	AerCap Global Aviation Trust(c),(d)	ICE LIBOR USD 3 Month + 4.300%	6.5000	06/15/45	460,372
3,000,000	Air Lease Corporation(d)	H15T5Y + 4.076%	4.6500	06/15/70	2,499,066
1,000,000	Alliance Data Systems Corporation(c)		7.0000	01/15/26	962,220
2,500,000	Burford Capital Global Finance, LLC(c)		6.2500	04/15/28	2,196,330
115,000	Freedom Mortgage Corporation(c)		8.1250	11/15/24	99,340
786,000	Freedom Mortgage Corporation(c)		8.2500	04/15/25	662,669
500,000	Freedom Mortgage Corporation(c)		7.6250	05/01/26	390,671
1,000,000	Freedom Mortgage Corporation(c)		6.6250	01/15/27	742,477
2,955,000	ILFC E-Capital Trust I(c),(d)	T30Y + 1.550%	4.8500	12/21/65	2,164,602
1,500,000	ILFC E-Capital Trust II(c),(d)	T30Y + 1.800%	5.1000	12/21/65	1,134,161
750,000	Ladder Capital Finance Holdings LLLP / Ladder(c)		4.2500	02/01/27	606,704
1,700,000	LFS Topco, LLC(c)		5.8750	10/15/26	1,345,482
500,000	Nationstar Mortgage Holdings, Inc. Series 144A(c)		6.0000	01/15/27	434,800
1,250,000	Nationstar Mortgage Holdings, Inc.(c)		5.5000	08/15/28	1,004,601

TIMOTHY PLAN HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 97.2% (Continued)
	SPECIALTY FINANCE — 14.6% (Continued)
1,250,000	Nationstar Mortgage Holdings, Inc.(c)	5.7500	11/15/31	$ 957,813
3,000,000	New Residential Investment Corporation(c)	6.2500	10/15/25	2,607,112
125,000	PHH Mortgage Corporation(c)	7.8750	03/15/26	110,465
				18,378,885
	STEEL — 2.7%
1,500,000	Allegheny Technologies, Inc.	5.1250	10/01/31	1,151,949
500,000	Commercial Metals Company	4.3750	03/15/32	410,489
2,509,000	TMS International Corporation(c)	6.2500	04/15/29	1,826,844
				3,389,282
	TECHNOLOGY HARDWARE — 1.6%
300,000	Ciena Corporation(c)	4.0000	01/31/30	259,295
1,000,000	CommScope, Inc.(c)	8.2500	03/01/27	792,990
750,000	CommScope, Inc.(c)	7.1250	07/01/28	569,091
500,000	TTM Technologies, Inc.(c)	4.0000	03/01/29	421,124
				2,042,500
	TECHNOLOGY SERVICES — 2.0%
260,000	Fair Isaac Corporation(c)	4.0000	06/15/28	230,580
1,250,000	HealthEquity, Inc.(c)	4.5000	10/01/29	1,095,312
500,000	MSCI, Inc.(c)	3.6250	11/01/31	412,799
1,000,000	MSCI, Inc.(c)	3.2500	08/15/33	799,000
				2,537,691
	TRANSPORTATION & LOGISTICS — 0.8%
1,250,000	First Student Bidco, Inc. / First Transit Parent, Inc.(c)	4.0000	07/31/29	1,002,296

	TRANSPORTATION EQUIPMENT — 0.5%
500,000	Trinity Industries, Inc.	4.5500	10/01/24	487,500
125,000	Wabash National Corporation(c)	4.5000	10/15/28	95,781
				583,281
	WHOLESALE - CONSUMER STAPLES — 1.7%
2,000,000	United Natural Foods, Inc.(c)	6.7500	10/15/28	1,871,794
295,000	US Foods, Inc.(c)	4.6250	06/01/30	251,631
				2,123,425
	TOTAL CORPORATE BONDS (Cost $144,779,686)			121,929,235

TIMOTHY PLAN HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
SHORT-TERM INVESTMENTS — 0.9%
MONEY MARKET FUNDS - 0.9%
1,085,715	Fidelity Government Portfolio, Class I, 1.21% (Cost $1,085,715)(e)	$ 1,085,715

	TOTAL INVESTMENTS - 98.5% (Cost $146,371,196)	$ 123,532,355
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.5%	1,904,542
	NET ASSETS - 100.0%	$ 125,436,897

LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
REIT	- Real Estate Investment Trust

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
ICE LIBOR USD 3 Month	ICE LIBOR USD 3 Month

(a)	Non-income producing security.
(b)	Variable rate security; the rate shown represents the rate on June 30, 2022.
(c)	Percentage rounds to less than 0.1%.
(d)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2022 the total market value of 144A securities is 99,583,725 or 79.4% of net assets.
(e)	Rate disclosed is the seven day effective yield as of June 30, 2022.

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022

Shares		Fair Value
	CLOSED END FUNDS — 4.8%
	COMMODITY - 4.8%
529,000	Sprott Physical Silver Trust(a)	$ 3,650,100

	TOTAL CLOSED END FUNDS (Cost $4,834,579)	3,650,100

	COMMON STOCKS — 43.2%
	CHEMICALS - 2.6%
3,219	CF Industries Holdings, Inc.	275,965
3,382	Chemours Company (The)	108,292
2,566	FMC Corporation	274,588
6,052	K+S A.G.(b)	147,036
4,863	Mosaic Company (The)	229,679
5,930	Nutrien Ltd.	472,562
2,879	OCI N.V.(b)	94,951
1,463	Sasol Ltd. - ADR(a)	33,737
1,671	Sociedad Quimica y Minera de Chile S.A. - ADR	139,578
5,842	Yara International ASA	244,124
		2,020,512
	DIVERSIFIED INDUSTRIALS - 0.0%(b)
638	Pentair PLC	29,201

	ELECTRIC UTILITIES - 0.1%
865	Neoen S.A.	32,588
503	Ormat Technologies, Inc.	39,410
		71,998
	FOOD - 1.6%
2,563	Adecoagro S.A.	21,683
428	Bakkafrost P/F	27,375
870	Beyond Meat, Inc.(a)	20,828
15,806	BRF S.A. - ADR(a)	40,463
545	Cal-Maine Foods, Inc.	26,928
1,977	Darling Ingredients, Inc.(a)	118,225
1,100	Ezaki Glico Company Ltd.	31,819
3,940	Hormel Foods Corporation	186,599

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 43.2% (Continued)
	FOOD - 1.6% (Continued)
1,365	Ingredion, Inc.	$ 120,338
1,200	MEIJI Holdings Company Ltd.	58,899
600	Morinaga Milk Industry Company Ltd.	21,490
6,395	Mowi ASA	145,498
1,100	NH Foods Ltd.	34,413
4,700	Nippon Suisan Kaisha Ltd.	19,847
1,279	Pilgrim's Pride Corporation(a)	39,943
841	Salmar ASA	59,128
274	Sanderson Farms, Inc.	59,055
7,600	Saputo, Inc.	165,724
		1,198,255
	FORESTRY, PAPER & WOOD PRODUCTS - 0.1%
2,400	Canfor Corporation(a)	41,856
3,200	Sumitomo Forestry Company Ltd.	45,350
		87,206
	GAS & WATER UTILITIES - 0.5%
403	American States Water Company	32,849
671	American Water Works Company, Inc.	99,824
437	California Water Service Group	24,275
8,014	Cia de Saneamento Basico do Estado de Sao Paulo - ADR	64,032
539	Essential Utilities, Inc.	24,713
1,154	Severn Trent PLC	38,195
1,944	United Utilities Group PLC	24,137
2,503	Veolia Environnement S.A.	61,074
		369,099
	HEALTH CARE FACILITIES & SERVICES - 0.3%
48,754	Brookdale Senior Living, Inc.(a)	221,343

	INDUSTRIAL REIT - 0.3%
1,250	EastGroup Properties, Inc.	192,913

	MACHINERY - 1.5%
1,644	AGCO Corporation	162,263
12,364	CNH Industrial N.V.	143,299

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 43.2% (Continued)
	MACHINERY - 1.5% (Continued)
1,604	Deere & Company	$ 480,349
291	Evoqua Water Technologies Corporation(a)	9,460
15,800	Kubota Corporation	236,028
2,700	Kurita Water Industries Ltd.	97,701
840	Weir Group PLC (The)	13,937
		1,143,037
	METALS & MINING - 5.4%
915	Agnico Eagle Mines Ltd.	41,870
734	Agnico Eagle Mines Ltd.	33,609
5,521	Alamos Gold, Inc., Class A	38,757
1,496	Alcoa Corporation	68,188
2,553	Anglo American PLC	91,273
11,140	AngloGold Ashanti Ltd. - ADR	164,761
1,391	Antofagasta PLC	19,557
513	Aurubis A.G.	34,806
65,168	B2Gold Corporation	220,919
6,990	Barrick Gold Corporation	123,653
6,143	BHP Group Ltd. - ADR	345,114
2,352	Cameco Corporation	49,439
4,500	Capstone Copper Corporation(a)	11,361
3,247	Cia de Minas Buenaventura S.A.A - ADR	21,430
964	Cleveland-Cliffs, Inc.(a)	14,817
1,125	Compass Minerals International, Inc.	39,814
8,900	Endeavour Mining PLC	184,115
180	Eramet S.A.(a)	18,698
6,434	First Majestic Silver Corporation	46,196
4,100	First Quantum Minerals Ltd.	77,778
859	Franco-Nevada Corporation	113,027
6,286	Freeport-McMoRan, Inc.	183,928
22,264	Glencore plc	120,628
24,202	Gold Fields Ltd. - ADR	220,722
14,688	Hecla Mining Company	57,577
5,000	Hudbay Minerals, Inc.	20,392
2,500	Ivanhoe Mines Ltd.(a)	14,391

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 43.2% (Continued)
	METALS & MINING - 5.4% (Continued)
49,113	Kinross Gold Corporation	$ 175,825
1,334	Lithium Americas Corporation(a)	26,853
22	Livent Corporation(a)	499
8,800	Lundin Mining Corporation	55,783
2,470	Newmont Corporation	147,385
9,396	Norsk Hydro ASA	52,619
4,291	Pan American Silver Corporation	84,404
4,999	Rio Tinto plc - ADR	304,939
730	Royal Gold, Inc.	77,949
4,778	Sibanye Stillwater Ltd. - ADR	47,637
2,337	Southern Copper Corporation	116,406
5,543	SSR Mining, Inc.	92,568
800	Sumitomo Metal Mining Company Ltd.	25,057
1,343	Teck Resources Ltd., Class B	41,064
2,191	Turquoise Hill Resources Ltd.(a)	58,675
20,423	Vale S.A. - ADR	298,788
4,166	Wheaton Precious Metals Corporation	150,101
8,737	Yamana Gold, Inc.	40,627
		4,173,999
	OIL & GAS PRODUCERS - 6.3%
5,196	Aker BP ASA	180,466
4,673	APA Corporation	163,088
8,400	ARC Resources Ltd.	105,907
7,123	Canadian Natural Resources Ltd.	382,363
2,100	Cenovus Energy, Inc.	39,952
1,338	Civitas Resources, Inc.	69,964
1,701	CNX Resources Corporation(a)	27,998
3,626	ConocoPhillips	325,651
877	Continental Resources, Inc.	57,312
5,110	Coterra Energy, Inc.	131,787
30,100	Crescent Point Energy Corporation	213,951
1,915	Devon Energy Corporation	105,536
1,892	Diamondback Energy, Inc.	229,216
1,026	Ecopetrol S.A. - ADR	11,142

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 43.2% (Continued)
	OIL & GAS PRODUCERS - 6.3% (Continued)
3,518	Enerplus Corporation	$ 46,543
1,525	Eni SpA - ADR	36,310
3,217	EOG Resources, Inc.	355,285
127	EQT Corporation	4,369
7,406	Equinor ASA - ADR	257,434
42	Hess Corporation	4,449
24,000	Inpex Corporation	260,004
5,174	Kosmos Energy Ltd.(a)	32,027
1,380	Magnolia Oil & Gas Corporation	28,966
227	Marathon Oil Corporation	5,103
2,684	Matador Resources Company	125,048
2,800	MEG Energy Corporation(a)	38,761
1,677	Murphy Oil Corporation	50,629
1,071	Occidental Petroleum Corporation	63,060
650	Ovintiv, Inc.	28,724
2,800	Parex Resources, Inc.	47,418
1,975	PDC Energy, Inc.	121,680
20,434	Petroleo Brasileiro S.A. - ADR	238,669
927	Pioneer Natural Resources Company	206,795
2,900	PrairieSky Royalty Ltd.	36,518
1,670	Range Resources Corporation(a)	41,333
1,405	SM Energy Company	48,037
9,131	Southwestern Energy Company(a)	57,069
7,200	Suncor Energy, Inc.	252,588
3,100	Tourmaline Oil Corporation	161,179
9,600	Vermilion Energy, Inc.	182,711
8,700	Whitecap Resources, Inc.	60,420
		4,835,462
	OIL & GAS SERVICES & EQUIPMENT - 1.0%
3,881	Baker Hughes Company	112,044
2,561	ChampionX Corporation	50,836
3,524	Halliburton Company	110,513
2,171	Helmerich & Payne, Inc.	93,483
3,117	Liberty Oilfield Services, Inc., Class A(a)	39,773

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 43.2% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 1.0% (Continued)
1,425	NOV, Inc.	$ 24,097
3,391	Patterson-UTI Energy, Inc.	53,442
4,683	Schlumberger N.V.	167,464
3,713	Subsea 7 S.A.	29,682
18,096	Transocean Ltd.(a)	60,260
		741,594
	REAL ESTATE INVESTMENT TRUSTS - 21.4%
18,000	Alexander & Baldwin, Inc.	323,100
10,900	American Assets Trust, Inc.	323,730
18,450	American Homes 4 Rent, Class A	653,868
2,800	American Tower Corporation	715,652
18,500	Americold Realty Trust	555,740
23,000	Armada Hoffler Properties, Inc.	295,320
5,000	AvalonBay Communities, Inc.	971,250
5,050	Camden Property Trust	679,124
8,100	Crown Castle International Corporation	1,363,878
5,000	CTO Realty Growth, Inc.	305,600
1,200	Equinix, Inc.	788,424
1,300	Essex Property Trust, Inc.	339,963
17,500	InvenTrust Properties Corporation	451,325
23,000	Invitation Homes, Inc.	818,340
5,300	Life Storage, Inc.	591,798
21,000	Plymouth Industrial REIT, Inc.	368,340
2,898	PotlatchDeltic Corporation	128,063
11,900	Prologis, Inc.	1,400,034
2,300	Public Storage	719,141
2,865	Rayonier, Inc.	107,094
30,000	Sabra Health Care REIT, Inc.	419,100
3,200	SBA Communications Corporation	1,024,160
42,000	SITE Centers Corporation	565,740
3,900	Sun Communities, Inc.	621,504
17,000	Ventas, Inc.	874,310
11,000	Welltower, Inc.	905,850

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 43.2% (Continued)
	REAL ESTATE INVESTMENT TRUSTS - 21.4% (Continued)
5,069	Weyerhaeuser Company	$ 167,885
		16,478,333
	RENEWABLE ENERGY - 0.8%
3,523	Array Technologies, Inc.(a)	38,788
2,006	Atlantica Sustainable Infrastructure PLC	64,714
3,230	Ballard Power Systems, Inc.(a)	20,349
2,867	Daqo New Energy Corporation - ADR(a)	204,646
501	Enphase Energy, Inc.(a)	97,814
1,043	First Solar, Inc.(a)	71,060
1,733	Green Plains, Inc.(a)	47,086
1,754	Plug Power, Inc.(a)	29,064
183	SolarEdge Technologies, Inc.(a)	50,083
		623,604
	STEEL - 0.8%
1,303	Allegheny Technologies, Inc.(a)	29,591
873	ArcelorMittal S.A. - ADR	19,730
21,328	Cia Siderurgica Nacional S.A. - ADR	62,491
11,855	Gerdau S.A. - ADR	50,858
1,300	Hitachi Metals Ltd.(a)	19,669
2,200	JFE Holdings, Inc.	23,185
4,600	Nippon Steel Corporation	64,378
765	POSCO - ADR	34,058
473	Reliance Steel & Aluminum Company	80,343
346	Steel Dynamics, Inc.	22,888
2,000	Stelco Holdings, Inc.	49,997
3,672	Ternium S.A. - ADR	132,522
24	United States Steel Corporation	430
		590,140
	TELECOMMUNICATIONS - 0.3%
7,020	Switch, Inc., Class A	235,170

	TRANSPORTATION EQUIPMENT - 0.0%(b)
1,518	Iveco Group N.V.(a)	8,021

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares				Fair Value
	COMMON STOCKS — 43.2% (Continued)
	WHOLESALE - CONSUMER STAPLES - 0.2%
1,621	Bunge Ltd.			$ 147,008

	TOTAL COMMON STOCKS (Cost $32,879,918)			33,166,895

	EXCHANGE-TRADED FUNDS — 2.2%
	SPECIALTY - 2.2%
92,000	Invesco DB US Dollar Index Bearish Fund(a) (Cost $1,904,438)			1,694,640

	PRECIOUS METALS - PHYSICAL HOLDING — 14.5%
	PRECIOUS METAL - 14.5%
6,143	GOLD BARS - XAU BGN CURNCY(a) (Cost $7,240,876)			11,103,798

	SHORT-TERM INVESTMENTS — 35.1%
	MONEY MARKET FUNDS - 9.0%			6,916,224
6,916,224	Fidelity Government Portfolio, Class I, 1.21% (Cost $6,916,224)(c)
Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. TREASURY INFLATION PROTECTED — 26.1%
2,645,000	United States Treasury Inflation Indexed Bonds	0.6250	01/15/24	3,333,233
1,285,000	United States Treasury Inflation Indexed Bonds	2.3750	01/15/25	2,089,691
1,635,000	United States Treasury Inflation Indexed Bonds	2.0000	01/15/26	2,526,446
1,615,000	United States Treasury Inflation Indexed Bonds	2.3750	01/15/27	2,520,919
1,625,000	United States Treasury Inflation Indexed Bonds	0.5000	01/15/28	1,897,415
1,360,000	United States Treasury Inflation Indexed Bonds	1.7500	01/15/28	1,997,166
1,230,000	United States Treasury Inflation Indexed Bonds	0.8750	01/15/29	1,426,066
1,060,000	United States Treasury Inflation Indexed Bonds	2.5000	01/15/29	1,592,396
10,000	United States Treasury Inflation Indexed Bonds	0.1250	01/15/31	10,608
955,000	United States Treasury Inflation Indexed Bonds	2.1250	02/15/41	1,483,154
1,345,000	United States Treasury Inflation Indexed Bonds	0.1250	02/15/51	1,176,298

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Fair Value
TOTAL U.S. TREASURY INFLATION PROTECTED (Cost $21,066,029)	$ 20,053,392
TOTAL SHORT-TERM INVESTMENTS (Cost $27,982,253)	26,696,616

TOTAL INVESTMENTS - 99.8% (Cost $74,842,064)	$ 76,585,049
OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%	147,513
NET ASSETS - 100.0%	$ 76,732,562

ADR	- American Depositary Receipt
LTD	- Limited Company
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Rate disclosed is the seven day effective yield as of June 30, 2022.

TIMOTHY PLAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 55.9%
	EQUITY - 55.9%
117,506	Timothy Plan High Dividend Stock Enhanced ETF(a)	$ 2,884,420
319,756	Timothy Plan International ETF(a)	7,295,776
253,739	Timothy Plan US Large/Mid Cap Core Enhanced ETF(a)	5,959,238
106,223	Timothy Plan US Small Cap Core ETF(a)	3,067,338
	TOTAL EXCHANGE-TRADED FUNDS (Cost $19,933,304)	19,206,772

	OPEN END FUNDS — 40.1%
	EQUITY - 7.9%
271,900	Timothy Plan International Fund, Class A(a)	2,710,839

	FIXED INCOME - 23.3%
640,201	Timothy Plan Fixed Income Fund, Class A(a)	6,011,483
248,697	Timothy Plan High Yield Bond Fund, Class A(a)	2,034,338
		8,045,821
	MIXED ALLOCATION - 8.9%
229,080	Timothy Plan Defensive Strategies Fund, Class A(a)	3,051,343

	TOTAL OPEN END FUNDS (Cost $14,707,532)	13,808,003

	SHORT-TERM INVESTMENTS — 2.2%
	MONEY MARKET FUNDS - 2.2%
771,830	Fidelity Government Portfolio, Class I, 1.21% (Cost $771,830)(b)	771,830

	TOTAL INVESTMENTS - 98.2% (Cost $35,412,666)	$ 33,786,605
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.8%	618,060
	NET ASSETS - 100.0%	$ 34,404,665

ETF	- Exchange-Traded Fund

(a)	Affiliated Company.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2022.

TIMOTHY PLAN CONSERVATIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 38.9%
	EQUITY - 38.9%
81,860	Timothy Plan High Dividend Stock Enhanced ETF(a)	$ 2,009,417
244,544	Timothy Plan International ETF(a)	5,579,687
286,186	Timothy Plan US Large/Mid Cap Core Enhanced ETF(a)	6,721,279
108,705	Timothy Plan US Small Cap Core ETF(a)	3,139,009
	TOTAL EXCHANGE-TRADED FUNDS (Cost $18,036,127)	17,449,392

	OPEN END FUNDS — 57.7%
	EQUITY - 5.5%
246,003	Timothy Plan International Fund, Class A(a)	2,452,646

	FIXED INCOME - 45.2%
1,852,694	Timothy Plan Fixed Income Fund, Class A(a)	17,396,795
354,553	Timothy Plan High Yield Bond Fund, Class A(a)	2,900,245
		20,297,040
	MIXED ALLOCATION - 7.0%
234,473	Timothy Plan Defensive Strategies Fund, Class A(a)	3,123,177

	TOTAL OPEN END FUNDS (Cost $27,768,392)	25,872,863

	SHORT-TERM INVESTMENTS — 3.1%
	MONEY MARKET FUNDS - 3.1%
1,410,037	Fidelity Government Portfolio, Class I, 1.21% (Cost $1,410,037)(b)	1,410,037

	TOTAL INVESTMENTS - 99.7% (Cost $47,214,556)	$ 44,732,292
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.3%	149,177
	NET ASSETS - 100.0%	$ 44,881,469

ETF	- Exchange-Traded Fund

(a)	Affiliated Company.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2022.

TIMOTHY PLAN ISRAEL COMMON VALUES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 97.4%
	AEROSPACE & DEFENSE - 4.8%
18,001	Elbit Systems Ltd.	$ 4,128,349
93,000	RADA Electronic Industries Ltd.(a)	859,320
		4,987,669
	APPAREL & TEXTILE PRODUCTS - 3.1%
22,063	Delta Galil Industries Ltd.	1,082,715
18,700	Fox Wizel Ltd.	2,122,871
		3,205,586
	BANKING - 17.9%
110,000	Bank Hapoalim BM - ADR	4,558,400
549,000	Bank Leumi Le-Israel BM	4,880,593
63,300	First International Bank Of Israel Ltd.	2,357,869
602,000	Israel Discount Bank Ltd., Class A	3,130,048
112,000	Mizrahi Tefahot Bank Ltd.	3,703,725
		18,630,635
	BIOTECH & PHARMA - 0.9%
490,000	Enlight Renewable Energy Ltd.(a)	930,000

	CHEMICALS - 3.5%
399,902	ICL Group Ltd.	3,631,110

	CONSTRUCTION MATERIALS - 0.9%
213,000	Inrom Construction Industries Ltd.	936,110

	ELECTRIC UTILITIES - 2.5%
33,700	Ormat Technologies, Inc.	2,640,423

	FOOD - 1.2%
50,500	Strauss Group Ltd.	1,239,691

	HEALTH CARE FACILITIES & SERVICES - 2.9%
12,769	Danel Adir Yeoshua Ltd.	1,610,429
1,575,013	Novolog Ltd.	1,406,946
		3,017,375

TIMOTHY PLAN ISRAEL COMMON VALUES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 97.4% (Continued)
	HOME & OFFICE PRODUCTS - 1.6%
116,585	Maytronics Ltd.	$ 1,640,608

	INSTITUTIONAL FINANCIAL SERVICES - 2.2%
503,685	Tel Aviv Stock Exchange Ltd.	2,290,067

	INSURANCE - 5.6%
184,000	Harel Insurance Investments & Financial Services	1,792,218
1,230,000	Migdal Insurance & Financial Holdings Ltd.	1,826,670
220,400	Phoenix Holdings Ltd. (The)	2,174,531
		5,793,419
	LEISURE FACILITIES & SERVICES - 1.9%
18,800	Fattal Holdings 1998 Ltd.(a)	1,951,213

	MEDICAL EQUIPMENT & DEVICES - 0.6%
11,700	Inmode Ltd.(a)	262,197
4,700	Novocure Ltd.(a)	326,650
		588,847
	OIL & GAS PRODUCERS - 6.9%
62,968	Energean plc(a)	842,374
92,000	Energean plc(a)	1,253,815
5,600	Israel Corp Ltd. (The)(a)	2,461,133
2,000,000	Oil Refineries Ltd.	715,206
7,000	Paz Oil Company Ltd.(a)	838,549
1,425,000	Ratio Oil Exploration 1992, L.P.(a)	1,003,257
		7,114,334
	REAL ESTATE INVESTMENT TRUSTS - 1.4%
284,000	Reit 1 Ltd.	1,486,392

	REAL ESTATE OWNERS & DEVELOPERS - 12.5%
125,000	Alony Hetz Properties & Investments Ltd.	1,566,124
212,000	Amot Investments Ltd.	1,273,445
34,000	Azrieli Group Ltd.	2,379,133
160,000	Bayside Land Corporation	1,328,485
40,000	Elco Ltd.	2,574,512

TIMOTHY PLAN ISRAEL COMMON VALUES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 97.4% (Continued)
	REAL ESTATE OWNERS & DEVELOPERS - 12.5% (Continued)
175,000	Gazit-Globe Ltd.	$ 996,078
16,380	Melisron Ltd.(a)	1,092,687
593,430	Mivne Real Estate KD Ltd.	1,726,243
		12,936,707
	RENEWABLE ENERGY - 1.5%
296,360	Energix-Renewable Energies Ltd.	896,877
2,300	SolarEdge Technologies, Inc.(a)	629,464
		1,526,341
	RETAIL - CONSUMER STAPLES - 3.0%
18,700	Rami Levy Chain Stores Hashikma Marketing 2006	1,336,364
210,000	Shufersal Ltd.	1,376,873
27,315	Victory Supermarket Chain Ltd.	404,403
		3,117,640
	SEMICONDUCTORS - 5.9%
30,000	Nova Measuring Instruments Ltd.(a)	2,655,900
74,423	Tower Semiconductor Ltd.(a)	3,436,854
		6,092,754
	SOFTWARE - 11.2%
13,100	CyberArk Software Ltd.(a)	1,676,276
29,935	Hilan Ltd.	1,574,444
23,300	Nice Ltd. - ADR(a)	4,484,085
41,000	One Software Technologies Ltd.	646,689
45,300	Sapiens International Corp N.V.	1,095,807
40,200	Varonis Systems, Inc.(a)	1,178,664
21,500	Verint Systems, Inc.(a)	910,525
		11,566,490
	TECHNOLOGY HARDWARE - 0.8%
22,800	AudioCodes Ltd.	502,512
11,500	Kornit Digital Ltd.(a)	364,550
		867,062
	TECHNOLOGY SERVICES - 2.6%
78,783	Magic Software Enterprises Ltd.	1,399,974
56,210	Matrix IT Ltd.	1,303,096
		2,703,070

TIMOTHY PLAN ISRAEL COMMON VALUES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 97.4% (Continued)
	WHOLESALE - DISCRETIONARY - 2.0%
15,800	Tadiran Holdings Ltd.	$ 2,103,530

	TOTAL COMMON STOCKS (Cost $58,842,377)	100,997,073

	SHORT-TERM INVESTMENTS — 2.6%
	MONEY MARKET FUNDS - 2.6%
2,654,818	Fidelity Government Portfolio, Class I, 1.21% (Cost $2,654,818)(b)	2,654,818

	TOTAL INVESTMENTS - 100.0% (Cost $61,497,195)	$ 103,651,891
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.0%	7,112
	NET ASSETS - 100.0%	$ 103,659,003

ADR	- American Depositary Receipt
LP	- Limited Partnership
LTD	- Limited Company
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2022.

SCHEDULE OF INVESTMENTS (Unaudited)
TIMOTHY PLAN ISRAEL COMMON VALUES FUND
JUNE 30, 2022

Diversification of Assets
Country	% of Net Assets
Israel	88.8%
United States	5.2%
United Kingdom	2.0%
Cayman Islands	1.1%
Jersey	0.3%
Total	97.4%
Money Market Funds	2.6%
Other Assets Less Liabilities - Net	0.0%
Grand Total	100.0%

TIMOTHY PLAN GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 57.2%
	EQUITY - 57.2%
295,000	Timothy Plan High Dividend Stock Enhanced ETF(a)			$ 7,241,365
140,000	Timothy Plan High Dividend Stock ETF(a)			4,145,484
	TOTAL EXCHANGE-TRADED FUNDS (Cost $10,895,106)			11,386,849

Principal Amount ($)		Coupon Rate (%)	Maturity
	CORPORATE BONDS — 6.7%
	CHEMICALS — 0.7%
59,000	LYB International Finance BV	4.0000	07/15/23	58,960
85,000	Nutrien Ltd.	4.0000	12/15/26	84,352
				143,312
	ELECTRIC UTILITIES — 0.9%
110,000	American Electric Power Company, Inc.	3.2000	11/13/27	104,013
45,000	National Rural Utilities Cooperative Finance Corporation	2.9500	02/07/24	44,562
22,000	WEC Energy Group, Inc.	3.5500	06/15/25	21,630
				170,205
	GAS & WATER UTILITIES — 0.5%
110,000	NiSource, Inc.	3.4900	05/15/27	105,426

	INSTITUTIONAL FINANCIAL SERVICES — 0.3%
55,000	Cboe Global Markets, Inc.	3.6500	01/12/27	53,570

	MACHINERY — 0.2%
35,000	Eaton Corporation	2.7500	11/02/22	34,985

	OIL & GAS PRODUCERS — 2.0%
85,000	Columbia Pipeline Group, Inc.	4.5000	06/01/25	85,771
200,000	Energy Transfer Operating, L.P.	5.2500	04/15/29	198,484
115,000	Phillips 66 Company(b)	3.6050	02/15/25	113,756
				398,011
	REAL ESTATE INVESTMENT TRUSTS — 0.9%
75,000	Digital Realty Trust, L.P.	3.7000	08/15/27	71,551

TIMOTHY PLAN GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 6.7% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 0.9% (Continued)
120,000	Healthpeak Properties, Inc.	3.5000	07/15/29	$110,853
				182,404
	RETAIL - CONSUMER STAPLES — 0.4%
80,000	Dollar General Corporation	4.1250	05/01/28	78,199

	TRANSPORTATION & LOGISTICS — 0.8%
55,000	Canadian Pacific Railway Company	2.9000	02/01/25	53,454
110,000	CSX Corporation	3.2500	06/01/27	105,708
				159,162
	TOTAL CORPORATE BONDS (Cost $1,389,523)			1,325,274

	NON U.S. GOVERNMENT & AGENCIES — 0.6%
	LOCAL AUTHORITY — 0.6%
120,000	Province of Ontario Canada (Cost $120,956)	2.5000	04/27/26	116,567

	U.S. GOVERNMENT & AGENCIES — 9.5%
	AGENCY FIXED RATE — 9.5%
60,879	Fannie Mae Pool FM5537	2.0000	01/01/36	56,983
43,038	Fannie Mae Pool MA4316	2.5000	04/01/36	41,314
20,976	Fannie Mae Pool MA4329	2.0000	05/01/36	19,634
66,789	Fannie Mae Pool MA4333	2.0000	05/01/41	59,848
23,738	Fannie Mae Pool MA4475	2.5000	10/01/41	21,891
69,104	Fannie Mae Pool MA4617	3.0000	04/01/42	65,580
56,334	Fannie Mae Pool FM4053	2.5000	08/01/50	51,092
58,270	Fannie Mae Pool CA8897	3.0000	02/01/51	54,817
8,870	Fannie Mae Pool MA4258	3.5000	02/01/51	8,599
22,582	Fannie Mae Pool FM6550	2.0000	03/01/51	19,757
44,885	Fannie Mae Pool CB0855	3.0000	06/01/51	41,930
78,109	Fannie Mae Pool FS1807	3.5000	07/01/51	75,960
77,769	Fannie Mae Pool FS1704	4.0000	05/01/52	77,545

TIMOTHY PLAN GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 9.5% (Continued)
	AGENCY FIXED RATE — 9.5% (Continued)
57,655	Ginnie Mae I Pool 723248	5.0000	10/15/39	$ 60,960
59,907	Ginnie Mae I Pool 783403	3.5000	09/15/41	59,812
51,124	Ginnie Mae II Pool MA3376	3.5000	01/20/46	50,581
38,246	Ginnie Mae II Pool MA3596	3.0000	04/20/46	36,746
33,023	Ginnie Mae II Pool MA3663	3.5000	05/20/46	32,605
42,770	Ginnie Mae II Pool MA3736	3.5000	06/20/46	42,194
14,497	Ginnie Mae II Pool MA4509	3.0000	06/20/47	13,918
41,087	Ginnie Mae II Pool MA4652	3.5000	08/20/47	40,494
38,923	Ginnie Mae II Pool MA4719	3.5000	09/20/47	38,518
28,723	Ginnie Mae II Pool MA6092	4.5000	08/20/49	29,256
22,909	Ginnie Mae II Pool MA6156	4.5000	09/20/49	23,339
49,810	Ginnie Mae II Pool BN2662	3.0000	10/20/49	47,146
24,002	Ginnie Mae II Pool MA6221	4.5000	10/20/49	24,447
22,724	Ginnie Mae II Pool MA6478	5.0000	02/20/50	23,559
26,232	Ginnie Mae II Pool MA6544	4.5000	03/20/50	26,736
17,220	Ginnie Mae II Pool MA6545	5.0000	03/20/50	17,837
26,003	Ginnie Mae II Pool MA6600	3.5000	04/20/50	25,470
23,612	Ginnie Mae II Pool MA6601	4.0000	04/20/50	23,734
31,343	Ginnie Mae II Pool MA6603	5.0000	04/20/50	32,409
54,498	Ginnie Mae II Pool MA7255	2.5000	03/20/51	50,166
43,725	Ginnie Mae II Pool MA7418	2.5000	06/20/51	40,251
67,487	Ginnie Mae II Pool MA7419	3.0000	06/20/51	63,903
58,771	Ginnie Mae II Pool MA7472	2.5000	07/20/51	54,098
72,455	Ginnie Mae II Pool CE1974	3.0000	08/20/51	69,287
81,821	Ginnie Mae II Pool CE1990	2.5000	09/20/51	75,175
76,785	Ginnie Mae II Pool MA7705	2.5000	11/20/51	70,672
81,772	Ginnie Mae II Pool MA7768	3.0000	12/20/51	77,288
63,665	Ginnie Mae II Pool MA7829	3.5000	01/20/52	62,055
84,113	Ginnie Mae II Pool MA7939	4.0000	03/20/52	83,962
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $2,033,548)			1,891,568

TIMOTHY PLAN GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 25.9%
	MONEY MARKET FUNDS - 0.3%
60,157	Fidelity Government Portfolio, Class I, 1.21% (c)			$60,157

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. TREASURY BILLS — 18.0%
1,065,000	United States Treasury Note	0.6250	07/31/26	967,152
1,030,000	United States Treasury Note	1.2500	09/30/28	924,224
1,120,000	United States Treasury Note	1.2500	08/15/31	966,744
530,000	United States Treasury Note	1.7500	08/15/41	405,554
410,000	United States Treasury Note	2.0000	08/15/51	319,640
				3,583,314
	U.S. TREASURY NOTES — 7.6%
660,000	United States Treasury Note	2.2500	11/15/24	649,198
895,000	United States Treasury Note	2.0000	08/15/25	868,045
				1,517,243

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,547,091)			5,160,714

	TOTAL INVESTMENTS - 99.9% (Cost $19,986,224)			$ 19,880,972
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%			25,761
	NET ASSETS - 100.0%			$ 19,906,733

ETF	- Exchange-Traded Fund
LP	- Limited Partnership
LTD	- Limited Company
REIT	- Real Estate Investment Trust

(a)	Affiliated Company.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2022 the total market value of 144A securities is 113,756 or 0.6% of net assets.
(c)	Rate disclosed is the seven day effective yield as of June 30, 2022.